RPAR Risk Parity ETF
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 14.9%	Shares	Value
Consumer Discretionary Products - 0.1%
Geberit AG	671	$503,640

Consumer Staple Products - 0.1%
Dekon Food And Agriculture Group	20,817	202,942
Salmar ASA	6,561	350,479
		553,421

Industrial Products - 1.7%
AGCO Corp.	4,183	447,874
CNH Industrial NV - Class A	56,565	613,730
Deere & Co.	13,319	6,090,246
Halma PLC	5,452	253,223
Kubota Corp.	53,973	680,852
Pentair PLC	2,885	319,543
Toro Co.	4,594	350,063
Xylem, Inc.	3,571	526,722
		9,282,253

Materials - 7.0%
Antofagasta PLC	36,062	1,335,576
BHP Group Ltd., ADR(a)	92,450	5,154,087
Boliden AB(b)	9,315	379,034
Cameco Corp.	14,659	1,230,538
Capstone Copper Corp.(b)	26,766	227,378
CF Industries Holdings, Inc.	7,033	630,860
CMOC Group Ltd. - Class H	806,981	1,627,363
Corteva, Inc.	33,358	2,256,002
Ecolab, Inc.	4,650	1,273,449
First Quantum Minerals Ltd.(b)	29,146	659,419
FMC Corp.	6,562	220,680
Fortescue Ltd.	115,178	1,425,928
Freeport-McMoRan, Inc.	49,884	1,956,450
Glencore PLC	439,473	2,021,055
GMK Norilskiy Nickel PAO, ADR(b)(c)	181,762	—
Ivanhoe Mines Ltd. - Class A(b)	54,481	577,936
Jiangxi Copper Co. Ltd. - Class H	163,351	640,353
Lundin Mining Corp.	33,706	502,901
Lynas Rare Earths Ltd.(b)	29,739	331,292
MMG Ltd.(b)	426,241	369,792
Mosaic Co.	16,416	569,307
MP Materials Corp.(b)	5,949	398,999
NAC Kazatomprom JSC, GDR	9,303	495,850
Nutrien Ltd.	22,699	1,333,326
PhosAgro PJSC, GDR(b)(c)	52,122	—
Rio Tinto PLC, ADR	61,172	4,037,964

Sociedad Quimica y Minera de Chile SA, ADR(a)(b)	13,356	$574,041
South32 Ltd.	178,116	323,448
Southern Copper Corp.	29,507	3,580,981
Sumitomo Metal Mining Co. Ltd.	10,352	334,144
Teck Resources Ltd. - Class B	19,605	860,202
Vale SA, ADR	162,394	1,763,599
Yara International ASA	13,521	494,073
		37,586,027

Oil & Gas - 5.0%
Aker BP ASA	8,774	222,564
BP PLC, ADR	33,714	1,161,784
Canadian Natural Resources Ltd.	25,833	826,196
Cenovus Energy, Inc.	23,116	392,577
Chevron Corp.	26,568	4,125,745
ConocoPhillips	16,004	1,513,818
Coterra Energy, Inc.	9,072	214,553
Devon Energy Corp.	7,591	266,140
Diamondback Energy, Inc.	3,903	558,519
Ecopetrol SA, ADR(a)	26,860	247,381
Eni SpA, ADR(a)	22,030	769,948
EOG Resources, Inc.	6,433	721,268
EQT Corp.	9,337	508,213
Equinor ASA, ADR(a)	34,715	846,352
Expand Energy Corp.	3,861	410,193
Exxon Mobil Corp.	54,641	6,160,773
Galp Energia SGPS SA	7,931	150,035
Gazprom PJSC, ADR(b)(c)	523,190	—
Imperial Oil Ltd.	7,005	635,303
Inpex Corp.	16,958	306,928
LUKOIL PJSC, ADR(b)(c)	31,173	—
Novatek PJSC, GDR(b)(c)	13,358	—
Occidental Petroleum Corp.	11,579	547,108
OMV AG	4,552	242,934
Repsol SA	15,980	282,869
Rosneft Oil Co PJSC, GDR(b)(c)	488,696	—
Santos Ltd.	34,694	154,735
Shell PLC, ADR	38,058	2,722,289
Suncor Energy, Inc.	14,966	626,434
TotalEnergies SE, ADR	31,956	1,907,454
Tourmaline Oil Corp.	4,492	193,769
Woodside Energy Group Ltd.	23,115	352,808
		27,068,690

Renewable Energy - 0.8%
Enphase Energy, Inc.(b)	5,547	196,308
First Solar, Inc.(b)	5,423	1,195,934
Flat Glass Group Co. Ltd. - Class H	230,983	337,253
Goldwind Science & Technology Co. Ltd. – Class H	249,150	448,319
NEXTracker, Inc. - Class A(b)	6,940	513,491
Nordex SE(b)	14,959	383,177

Vestas Wind Systems A/S			55,106	$1,039,179
				4,113,661

Utilities - 0.2%
American Water Works Co., Inc.			3,677	511,802
Veolia Environnement SA			12,387	421,798
				933,600

TOTAL COMMON STOCKS (Cost $104,633,330)				80,041,292

EXCHANGE TRADED FUNDS - 35.8%			Shares	Value
SPDR Gold MiniShares Trust(b)			761,241	58,196,874
Vanguard FTSE Developed Markets ETF			441,518	26,455,759
Vanguard FTSE Emerging Markets ETF(a)			756,208	40,971,349
Vanguard Total Stock Market ETF			204,441	67,091,403
TOTAL EXCHANGE TRADED FUNDS (Cost $143,986,766)				192,715,385

U.S. TREASURY SECURITIES - 34.8%	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds	2.13%	02/15/2041	$13,036,077	13,028,090
U.S. Treasury Inflation Indexed Bonds	0.75%	02/15/2042	21,457,917	17,014,770
U.S. Treasury Inflation Indexed Bonds	0.63%	02/15/2043	21,075,095	16,003,913
U.S. Treasury Inflation Indexed Bonds	1.38%	02/15/2044	22,797,516	19,495,815
U.S. Treasury Inflation Indexed Bonds	0.75%	02/15/2045	22,189,836	16,543,247
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2046	23,125,821	17,826,402
U.S. Treasury Inflation Indexed Bonds	0.88%	02/15/2047	21,940,937	16,197,881
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2048	19,022,946	14,248,760
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2049	15,542,846	11,463,444
U.S. Treasury Inflation Indexed Bonds	0.25%	02/15/2050	13,385,814	7,912,734
U.S. Treasury Inflation Indexed Bonds	0.13%	02/15/2051	12,501,161	6,930,945
U.S. Treasury Inflation Indexed Bonds	0.13%	02/15/2052	12,064,350	6,534,367
U.S. Treasury Inflation Indexed Bonds	1.50%	02/15/2053	7,379,168	5,903,594
U.S. Treasury Inflation Indexed Bonds	2.13%	02/15/2054	13,062,766	12,051,605
U.S. Treasury Inflation Indexed Bonds	2.38%	02/15/2055	6,002,305	5,856,912
TOTAL U.S. TREASURY SECURITIES (Cost $277,575,495)				187,012,479

SHORT-TERM INVESTMENTS - 21.0%
Investments Purchased with Proceeds from Securities Lending - 8.6%			Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)(d)			46,332,739	46,332,739

Money Market Funds - 0.1%			Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)			277,047	277,047

U.S. Treasury Bills - 12.3%	Principal Amount	Value
U.S. Treasury Bill, 10/30/2025, 3.97%(e)	$66,478,000	$66,261,647
TOTAL SHORT-TERM INVESTMENTS (Cost $112,863,940)		112,871,433

TOTAL INVESTMENTS - 106.5% (Cost $639,059,531)		$572,640,589
Liabilities in Excess of Other Assets - (6.5)%		(34,736,288)
TOTAL NET ASSETS - 100.0%		$537,904,301

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
PJSC	Public Joint Stock Company

(a)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $45,312,004 which represented 8.4% of net assets.
(b)	Non-income producing security.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(e)	The rate shown is the annualized effective yield as of September 30, 2025.

RPAR Risk Parity ETF
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital, Inc.:

FUTURES CONTRACTS - 0.5%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	807	12/19/2025	$90,787,500	$196,235
U.S. Treasury Ultra Bonds	778	12/19/2025	93,408,625	2,613,756
Net Unrealized Appreciation (Depreciation)				$2,809,991